Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Capital Series
Entity Central Index Key	0000045291
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Capital Series
John Hancock Classic Value Fund (the fund)Supplement dated June 26, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on June 24-26, 2025, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2025:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR2R5R6Management fee0.670.670.670.670.670.67Distribution and service (Rule 12b-1) fees0.251.000.000.250.000.00Other expensesService plan fee0.000.000.000.250.050.00Additional other expenses0.200.200.200.090.090.09Total other expenses0.200.200.200.340.140.09Total annual fund operating expenses1.121.870.871.260.810.76Contractual expense reimbursement-0.01-0.01-0.01-0.01-0.01-0.01Total annual fund operating expenses after expense reimbursements1.111.860.861.250.800.751“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2025.2“Service plan fee” has been restated to reflect maximum allowable fees.3The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR2R5R6C1 year6082898812782771893 years8375872773992582425875 years1,0851,0104816914494211,01010 years1,7941,9941,0721,5221,0019411,994